Share-based payments - Summary of valuation assumptions of stock option plan (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	40.00%	40.00%
Risk–free interest rate (%)	1.50%	2.50%
Expected life of share options (years) | shares	5	5
Weighted average excercise price | $ / shares	$ 10.0	$ 6.7
Model used	Black-Scholes-Merton	Black-Scholes-Merton